COMMITMENTS AND CONTINGENCIES - Additional Information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Oct. 30, 2020 CNY (¥)	Oct. 30, 2020 USD ($)	Apr. 09, 2018 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Accrual for unrecognized tax benefits and interest	¥ 68,696	$ 10,528
Estimated loss			¥ 1,628	$ 250
Securities Litigation
COMMITMENTS AND CONTINGENCIES
Litigation settlement amount					¥ 58,808